NOTES RECEIVABLE	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]

Note 8 – Notes Receivable

PRH Note Receivable

During the year ended May 31, 2015, the Company loaned $500,000 pursuant to a promissory note (the “PRH Note”) to Picture Rock Holdings, LLC, a Colorado limited liability company (“PRH”).  Pursuant to the PRH Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH was expected to repay the principal due under the PRH Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commenced generating revenue at the grow facility, which commencement was originally anticipated to occur in the first quarter of 2017, and continuing until paid in full.  The Company suspended its plans to operate in Colorado due to regulatory delays and has not yet determined when it will pursue them again.  Interest will accrue on the unpaid principal balance of the PRH Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full.  All outstanding principal and any accumulated unpaid interest due under the PRH Note is due and payable on the five-year anniversary of the initial payment thereunder.  In the event of default as defined in the agreements underlying the PRH Note, all amounts under the PRH Note shall be due and payable at once.  During the year ended May 31, 2015, the Company recorded an impairment related to the note receivable in the amount of $500,000.

During the year ended May 31, 2018, the Company received a payment of $50,000 on the PRH Note.  As a result, the Company has reduced the impairment of the PRH Note by $50,000 to reflect this payment.  The receivable is recorded on the balance sheet as of November 30, 2020 in the amount of $0, net of allowance in the amount of $450,000.

IGH Note Receivable

On October 31, 2018, in connection with an option to purchase transaction (see note 4), the Company loaned $5,000,000 pursuant to the IGH Note to IGH; on November 6, 2018, IGH converted to a for-profit corporation. The IGH Note bears interest at the rate of 6% per annum. On March 1, 2020 (the “Initial Payment Date”), all accrued interest was added to the outstanding principal due hereunder and such amount is payable in eight equal quarterly installments, commencing on the Initial Payment Date, together with interest accruing after the Initial Payment Date. The IGH Note matures and all outstanding principal, accrued interest and any other amounts due hereunder, is due and payable in full on the third anniversary of the IGH Note. The IGH Note was issued in connection with a loan agreement and security agreement between the Company and IGH, and the IGH Option Agreement between the Company and IGH, among others, in both cases dated as of October 31, 2018 and the other IGH Loan Documents, and is secured by the collateral described in the IGH Loan Documents and by such other collateral as may in the future be granted to the Company to secure the IGH Note. During the three and nine months ended February 28, 2021, the Company recorded interest income in the amounts of $39,245 and $149,972, respectively, in connection with the IGH Note.

By letter dated February 26, 2020, the Company informed IGH that as a result of its breaches of the IGH Option, which remained uncured, an event of default had occurred under the IGH Note.  The Company advised IGH that it was electing to cause the IGH Note to bear interest at the default rate of 15% per annum effective February 26, 2020 and to accelerate all amounts due under the Note. This dispute, including whether IGH breached the IGH Option and whether CLS is entitled to collect default interest, is now in litigation.

During the three and nine months ended February 28, 2021, the Company received payments on the IGH Note in the amounts of $196,765 and $1,696,765, respectively. The Company applied these payments as follows; $1,544,291 as a repayment of principal and $152,473 as a repayment of accrued interest. On February 27, 2021, IGH notified the Company that it did not plan to make further payments under the IGH Note on the theory that the Break-Up Fee excused additional payments. The Company vehemently disagrees with this assertion, which remains in litigation. The Company has requested permission from the court to file an amended complaint to accelerate the due date of all remaining amounts under the IGH Note and receive default interest as a result of IGH’s breach of the IGH Note, as well as to add a fraud count to the complaint. During the nine months ended February 28, 2021, the Company impaired the remaining amounts due under the IGH Note in the amount of $2,498,706, which includes $2,497,884 in principal and $822 in accrued interest.  As of February 28, 2021, the principal balance of the IGH Note was $0 and the interest receivable was $0.

CannAssist Note Receivable

On January 29, 2019, the Company made a line of credit loan to CannAssist pursuant to the CannAssist Note, in the principal amount of up to $500,000.  The loan bears interest at the rate of 8% per annum and is personally guaranteed by the two equity owners of CannAssist. Payments on the loan were to commence on July 1, 2019 and the CannAssist Note was to mature on December 1, 2019. On August 26, 2019, the Company and CannAssist amended the CannAssist Note. Pursuant to the amendment, among other things, the CannAssist Note was to become due and payable in full on or before February 28, 2020. On December 23, 2019, the Company received payment in full on the CannAssist loan in the amount of $342,567, which comprised $325,000 of principal and $17,567 of interest. During the three months ended February 28, 2021 and February 29, 2020, the Company recorded interest income in the amount of $0 and $1,638 on the CannAssist Note, respectively. During the nine months ended February 28, 2021 and February 28, 2020, the Company recorded interest income in the amount of $0 and $12,536 on the CannAssist Note, respectively.

NOTE 9 – NOTES RECEIVABLE

PRH Note Receivable

During the year ended May 31, 2015, the Company loaned $500,000 pursuant to a promissory note (the “PRH Note”) to Picture Rock Holdings, LLC, a Colorado limited liability company (“PRH”).  Pursuant to the PRH Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH was expected to repay the principal due under the PRH Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commenced generating revenue at the grow facility, which commencement was originally anticipated to occur in the first quarter of 2017, and continuing until paid in full.  The Company suspended its plans to operate in Colorado due to regulatory delays and has not yet determined when it will pursue them again.  Interest will accrue on the unpaid principal balance of the PRH Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full.  All outstanding principal and any accumulated unpaid interest due under the PRH Note is due and payable on the five-year anniversary of the initial payment thereunder.  In the event of default as defined in the agreements underlying the PRH Note, all amounts under the PRH Note shall be due and payable at once.  During the year ended May 31, 2015, the Company recorded an impairment related to the note receivable in the amount of $500,000.

During the year ended May 31, 2018, the Company received a payment of $50,000 on the PRH Note.  As a result, the Company has reduced the impairment of the PRH Note by $50,000 to reflect this payment.  The receivable is recorded on the balance sheet as of May 31, 2020 in the amount of $0, net of allowance in the amount of $450,000.

IGH Note Receivable

On October 31, 2018, in connection with an option to purchase transaction (see note 5), the Company loaned $5,000,000 pursuant to the IGH Note to IGH; on November 6, 2018, IGH converted to a for-profit corporation. The IGH Note bears interest at the rate of 6% per annum. On March 1, 2020 (the “Initial Payment Date”), all accrued interest shall be added to the outstanding principal due hereunder and such amount shall be payable in eight equal quarterly installments, commencing on the Initial Payment Date, together with interest accruing after the Initial Payment Date. The IGH Note shall mature and all outstanding principal, accrued interest and any other amounts due hereunder, shall become due and payable in full on the third anniversary of the IGH Note. The IGH Note was issued in connection with a loan agreement and security agreement between the Company and IGH, and the IGH Option Agreement between the Company and IGH, among others, in both cases dated as of October 31, 2018 and the other IGH Loan Documents, and is secured by the collateral described in the IGH Loan Documents and by such other collateral as may in the future be granted to the Company to secure the IGH Note. During the years ended May 31, 2020 and 2019, the Company recorded interest income in the amounts of $296,250 and $174,247, respectively, in connection with the IGH Note.  During the years ended May 31, 2020 and 2019, the Company capitalized interest in the amount of $399,453 and $0, respectively, on the IGH Note.

By letter dated February 26, 2020, the Company informed IGH that as a result of its breaches of the IGH Option, which remained uncured, an event of default had occurred under the IGH Note.  The Company advised IGH that it was electing to cause the IGH Note to bear interest at the default rate of 15% per annum effective February 26, 2020 and to accelerate all amounts due under the Note. This dispute, including whether IGH breached the IGH Option and whether CLS is entitled to collect default interest, is now in litigation.

During the year ended May 31, 2020, the Company received payments on the IGH Note in the amount of $1,425,000. The Company applied these payments as follows; $1,357,278 as a repayment of principal and $67,722 as a repayment of accrued interest. As a result, at May 31, 2020, principal in the amount of $4,042,175 and interest receivable in the amount of $3,322 due under the IGH Note were classified as current assets on the Company’s balance sheet.

CannAssist Note Receivable

On January 29, 2019, the Company made a line of credit loan to CannAssist pursuant to the CannAssist Note, in the principal amount of up to $500,000.  The loan bears interest at the rate of 8% per annum and is personally guaranteed by the two equity owners of CannAssist. Payments on the loan were to commence on July 1, 2019 and the CannAssist Note was to mature on December 1, 2019. On August 26, 2019, the Company and CannAssist amended the CannAssist Note. Pursuant to the amendment, among other things, the CannAssist Note shall become due and payable in full on or before February 28, 2020. During the years ended May 31, 2020 and 2019, the Company recorded interest income in the amount of $14,673 and $4,011 on the CannAssist Note. On December 23, 2019, the Company received payment in full on the CannAssist loan in the amount of $342,567, which comprises $325,000 of principal and $17,567 of interest. At May 31, 2020, the principal amount of $0 and interest receivable in the amount of $0 due under the CannAssist Note were classified as current assets on the Company’s balance sheet.